Goodwill and Intangible Assets (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Gross Carryng Amount	$ 4,481	$ 4,481
Accumulated Amortization	3,206	2,757
Core deposit intangible
Gross Carryng Amount	4,134	4,134
Accumulated Amortization	2,963	2,549
Other intangible assets
Gross Carryng Amount	347	347
Accumulated Amortization	$ 243	$ 208